Geographic Information - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 24,664	$ 17,925	$ 18,478
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	8,861	10,036	13,311
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	14,112	7,347	4,755
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	1,564	376	312
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 127	$ 166	$ 100